Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Accrued Payroll	Any unpaid salaries are accrued and included in Accrued Payroll on the balance sheet. See Note 11.
Name	Position(s)	Term	Salary	Bonus	Severance
Ronald W. Pickett	Chief Executive Officer	3 years; renewable for 1 year on mutual consent	$200,000	Board Discretionary	Twelve (12) month salary and benefits for termination without cause.
Stephen Sadle	Chief Operating Officer	3 years; renewable for 1 year on mutual consent	$175,000	Board Discretionary	Twelve (12) month salary and benefits for termination without cause.
Robert Crabb	Secretary	1 year	$30,000	Board Discretionary	N/A
Any unpaid salaries are accrued and included in Accrued Payroll on the balance sheet. See Note 6.
Name	Position(s)	Term	Salary	Bonus	Severance
Ronald W. Pickett	Chief Executive Officer	3 years; renewable for 1 year on mutual consent	$200,000	Board Discretionary	Twelve (12) month salary and benefits for termination without cause.
Stephen Sadle	Chief Operating Officer	3 years; renewable for 1 year on mutual consent	$175,000	Board Discretionary	Twelve (12) month salary and benefits for termination without cause.
Robert Crabb	Secretary	1 year	$30,000	Board Discretionary	N/A